SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 segment shares	Dec. 31, 2024 shares
Accounting Policies [Abstract]
Options outstanding (in shares) | shares	0	0
Number of reportable segments | segment	2